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                             UBS MANAGED INVESTMENTS TRUST
                                  UBS STRATEGY FUND

                            Supplement to Proxy Statement


                                                                February 3, 2003

Dear Investor,

     The purpose of this supplement is to notify you of changes in the section "Voting Information - Who is entitled to vote?" This section is replaced in its entirety with the following:

WHO IS ENTITLED TO VOTE?

     Only shareholders of record of the Strategy Fund at the close of business on the Record Date will be entitled to vote at the meeting. The number of shares of the Strategy Fund and each of its four classes outstanding as of the Record Date is listed below:


                          SHARES OUTSTANDING

Strategy Fund......................    87,626,511
Strategy Fund Class A Shares.......    26,653,163
Strategy Fund Class B Shares.......    36,229,345
Strategy Fund Class C Shares.......    24,078,024
Strategy Fund Class Y Shares.......       665,979

                                                                Item No. ZS-169